FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 252	SFr 394
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	302	0
Settlements, liabilities	(57)	(18)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(144)	(49)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(32)	(57)
Foreign currency translation impact, liabilities	(32)	(18)
Balance at end of period, liabilities	289	252
Changes in unrealized gains/losses	SFr 3	SFr (120)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 0	SFr 14
Transfers in, liabilities		0
Transfers out, liabilities		0
Purchases, liabilities		0
Sales, liabilities		(14)
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		0
Balance at end of period, liabilities		0
Changes in unrealized gains/losses		SFr 0
Changes in unrealized gains/losses [Extensible Enumeration]		Net revenues
Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,881	SFr 2,809
Transfers in, liabilities	451	1,784
Transfers out, liabilities	(637)	(1,381)
Purchases, liabilities	81	33
Sales, liabilities	(112)	(106)
Issuances, liabilities	567	844
Settlements, liabilities	(1,407)	(2,066)
Gain (loss) on transfers in/out included in trading revenues, liabilities	125	52
Gain (loss) on all other activity included in trading revenues, liabilities	391	(165)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(138)	77
Balance at end of period, liabilities	1,202	1,881
Changes in unrealized gains/losses	SFr 316	SFr 224
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 1,640	SFr 2,542
Transfers in, liabilities	451	1,651
Transfers out, liabilities	(637)	(1,353)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	567	844
Settlements, liabilities	(1,408)	(2,066)
Gain (loss) on transfers in/out included in trading revenues, liabilities	125	51
Gain (loss) on all other activity included in trading revenues, liabilities	223	(98)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(105)	69
Balance at end of period, liabilities	856	1,640
Changes in unrealized gains/losses	SFr 244	SFr 216
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 1,083	SFr 1,787
Transfers in, liabilities	225	615
Transfers out, liabilities	(555)	(1,027)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	414	476
Settlements, liabilities	(862)	(520)
Gain (loss) on transfers in/out included in trading revenues, liabilities	108	(5)
Gain (loss) on all other activity included in trading revenues, liabilities	17	(273)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(68)	30
Balance at end of period, liabilities	362	1,083
Changes in unrealized gains/losses	SFr 57	SFr (38)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 242	SFr 374
Transfers in, liabilities	194	991
Transfers out, liabilities	(56)	(201)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	28	176
Settlements, liabilities	(261)	(1,329)
Gain (loss) on transfers in/out included in trading revenues, liabilities	6	26
Gain (loss) on all other activity included in trading revenues, liabilities	54	172
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(11)	33
Balance at end of period, liabilities	196	242
Changes in unrealized gains/losses	SFr (3)	SFr 152
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Trading liabilities | Derivative instruments | Other derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 196	SFr 298
Transfers in, liabilities	1	0
Transfers out, liabilities	0	(5)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	92	143
Settlements, liabilities	(176)	(174)
Gain (loss) on transfers in/out included in trading revenues, liabilities	1	3
Gain (loss) on all other activity included in trading revenues, liabilities	105	(79)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(17)	10
Balance at end of period, liabilities	202	196
Changes in unrealized gains/losses	SFr 147	SFr (5)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Trading liabilities | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 225
Transfers in, liabilities	(1)
Transfers out, liabilities	0
Purchases, liabilities	80
Sales, liabilities	(59)
Issuances, liabilities	0
Settlements, liabilities	1
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	128
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(33)
Balance at end of period, liabilities	341	SFr 225
Changes in unrealized gains/losses	SFr 89
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 453	1,032
Transfers in, liabilities	163	204
Transfers out, liabilities	(205)	(684)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	173	785
Settlements, liabilities	(450)	(815)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(79)	(75)
Gain (loss) on all other activity included in trading revenues, liabilities	34	(8)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(18)	14
Balance at end of period, liabilities	71	453
Changes in unrealized gains/losses	SFr (47)	SFr 9
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 6,734	SFr 9,676
Transfers in, liabilities	2,938	3,116
Transfers out, liabilities	(3,222)	(6,609)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,662	7,730
Settlements, liabilities	(2,958)	(5,575)
Gain (loss) on transfers in/out included in trading revenues, liabilities	200	(557)
Gain (loss) on all other activity included in trading revenues, liabilities	(116)	(785)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(28)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	35	(51)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	289	(350)
Foreign currency translation impact, liabilities	(563)	139
Balance at end of period, liabilities	4,971	6,734
Changes in unrealized gains/losses	SFr 135	SFr (422)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 4,307	SFr 6,318
Transfers in, liabilities	2,202	2,502
Transfers out, liabilities	(2,423)	(4,930)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,491	6,589
Settlements, liabilities	(2,173)	(4,729)
Gain (loss) on transfers in/out included in trading revenues, liabilities	151	(418)
Gain (loss) on all other activity included in trading revenues, liabilities	7	(737)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	33	(49)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	284	(344)
Foreign currency translation impact, liabilities	(390)	105
Balance at end of period, liabilities	3,489	4,307
Changes in unrealized gains/losses	SFr 308	SFr (487)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Long-term debt | Long-term debt - of which other debt instruments over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 1,728	SFr 1,854
Transfers in, liabilities	92	0
Transfers out, liabilities	(138)	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	166
Settlements, liabilities	(184)	(279)
Gain (loss) on transfers in/out included in trading revenues, liabilities	46	0
Gain (loss) on all other activity included in trading revenues, liabilities	(116)	(38)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(140)	25
Balance at end of period, liabilities	1,288	1,728
Changes in unrealized gains/losses	SFr (184)	SFr 83
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 203	SFr 517
Transfers in, liabilities	327	126
Transfers out, liabilities	(2)	(305)
Purchases, liabilities	9	22
Sales, liabilities	(53)	(89)
Issuances, liabilities	103	110
Settlements, liabilities	(113)	(136)
Gain (loss) on transfers in/out included in trading revenues, liabilities	1	82
Gain (loss) on all other activity included in trading revenues, liabilities	26	(90)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(46)
Gain (loss) on all other activity included in other revenues, liabilities	(197)	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	11
Balance at end of period, liabilities	299	203
Changes in unrealized gains/losses	SFr 64	SFr 11
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 9,523	SFr 14,442
Transfers in, liabilities	3,879	5,230
Transfers out, liabilities	(4,066)	(8,979)
Purchases, liabilities	90	55
Sales, liabilities	(165)	(209)
Issuances, liabilities	2,807	9,469
Settlements, liabilities	(4,985)	(8,610)
Gain (loss) on transfers in/out included in trading revenues, liabilities	247	(498)
Gain (loss) on all other activity included in trading revenues, liabilities	191	(1,097)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(46)
Gain (loss) on all other activity included in other revenues, liabilities	(225)	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	35	(51)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	257	(407)
Foreign currency translation impact, liabilities	(756)	223
Balance at end of period, liabilities	6,832	9,523
Changes in unrealized gains/losses	SFr 471	SFr (298)
Changes in unrealized gains/losses [Extensible Enumeration]	Net revenues	Net revenues